Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Dividends received	₩ 35,143	₩ 12,416	₩ 19,161
Korea IT Fund and Others [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	4,587
SK Innovation Co Ltd SK Energy Co Ltd SK Lubricants Co Ltd SK Trading International Co Ltd and SK Global Chemical Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	68,500
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	146,100		73,050
Dividend declared		87,660
Other associates [Member] | Korea IT Fund and Others [member]
Disclosure of transactions between related parties [Line Items]
Dividends received			6,082
Other associates [Member] | Korea IT fund [member]
Disclosure of transactions between related parties [Line Items]
Dividends received		6,597
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividends paid	203,636	₩ 203,635	₩ 203,635
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 1,100,370